UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2008.

Check here if Amendment [  ]; Amendment Number:
	This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5000 SW Meadows Rd, Ste 410
	   Lake Oswego, OR 97035
Form 13F File Number: 28-  not assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Walker      Lake Oswego, OR     04/23/2008
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      94

Form 13F Information Table Value Total:     101,942
               		                  (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
31-March-2008


Name of Issuer
Title of Class
CUSIP
Value (x$1000)
SHRS/PRN AMT
Investment Discretion
Other Managers
Voting Authority
  Sole
  Shared
  None

Agco Corp
COM
001084102
1,813
"30,275"
Sole
N/A
"30,275"
0
0

Alcoa Inc
COM
013817101
208
"5,780"
Sole
N/A
"5,780"
0
0

Alkermes Inc
COM
01642t108
399
"33,550"
Sole
N/A
"33,550"
0
0

Alliance One Intl Inc
Com
018772103
2,358
"390,350"
Sole
N/A
"390,350"
0
0

Altria Group, Inc
COM
02209S103
2,019
"90,965"
Sole
N/A
"90,965"
0
0

American Express Co.
COM
025816109
277
"6,344"
Sole
N/A
"6,344"
0
0

American Intl Group Inc.
COM
026874107
1,319
"30,496"
Sole
N/A
"30,496"
0
0

Andersons Inc.
COM
034164103
574
"12,874"
Sole
N/A
"12,874"
0
0

Anheuser-Busch Co Inc
Com
035229103
1,824
"38,451"
Sole
N/A
"38,451"
0

AON Corp
COM
037389103
382
"9,507"
Sole
N/A
"9,507"
0
0

Apollo Group
CL A
037604105
1,430
"33,109"
Sole
N/A
"33,109"
0
0

AT&T Inc
Com
00206R102
291
"7,598"
Sole
N/A
"7,598"
0
0

Bank of America Corp.
Com
060505104
1,713
"45,190"
Sole
N/A
"45,190"
0
0

Berkshire Hathaway Inc
CL B
08467207
805
"180"
Sole
N/A
"180"
0
0

BioScrip Inc
Com
09069N108
795
"117,608"
Sole
N/A
"117,608"
0
0

Blount Intl
com
095180105
591
"47,750"
Sole
N/A
"47,750"
0
0

Boeing Co.
COM
097023105
524
"7,047"
Sole
N/A
"7,047"
0
0

Boston Scientific Corp
Com
101137107
1,141
"88,680"
Sole
N/A
"88,680"
0
0

BP PLC
Sponsored ADR
055622104
1,029
"16,971"
Sole
N/A
"16,971"
0
0

Burlington Northn Sante Fe Corp
Com
12189T104
627
"6,800"
Sole
N/A
"6,800"
0
0

Career Education Corp
Com
141665109
167
"13,150"
Sole
N/A
"13,150"
0
0

Chevron Texaco Corp
COM
166764100
1,912
"22,395"
Sole
N/A
"22,395"
0
0

Citigroup
COM
172967101
2,696
"125,843"
Sole
N/A
"125,843"
0
0

City Bank Lynnwood
COM
17770A109
520
"23,334"
Sole
N/A
"23,334"
0
0

Coca Cola Co
Com
191216100
2,434
"39,985"
Sole
N/A
"39,985"
0
0

Comcast Corp. A
COM
20030N101
935
"48,352"
Sole
N/A
"48,352"
0
0



ConocoPhillips
COM
20825C104
1,200
"15,750"
Sole
N/A
"15,750"
0
0

Costco Whsl Corp New
COM
22160k105
1,761
"27,109"
Sole
N/A
"27,109"
0
0

Coventry Health Care Inc
Com
222862104
1,137
"28,169"
Sole
N/A
"28,169"
0
0

CVS Caremark Corporation
COM
126650100
2,025
"49,997"
Sole
N/A
"49,997"
0
0

Dell Corp
COM
24702R101
914
"45,875"
Sole
N/A
"45,875"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
2,078
"25,558"
Sole
N/A
"25,558"
0
0

DirecTV Group Inc
COM
25459L106
207
"8,344"
Sole
N/A
"8,344"
0
0

Discover FINL SVCS
COM
254709108
285
"17,409"
Sole
N/A
"17,409"
0
0

Dow Cheimcal Co
COM
260543103
2,114
"57,380"
Sole
N/A
"57,380"
0
0

Duke Energy Corp
COM
264399106
266
"14,926"
Sole
N/A
"14,926"
0
0

Du Pont EI De Nemours & Co
COM
263534109
839
"17,950"
Sole
N/A
"17,950"
0
0

Express Scripts Inc
Com
302182100
1,019
"15,850"
Sole
N/A
"15,850"
0
0

Exxon Mobil Corp
COM
30231G102
911
"10,775"
Sole
N/A
"10,775"
0
0

Family Dlr Stores Inc.
Com
307000109
450
"23,075"
Sole
N/A
"23,075"
0
0


Franklin Resources Inc.
COM
354613101
2,240
"23,100"
Sole
N/A
"23,100"
0
0

General Electric Co.
COM
369604103
471
"12,726"
Sole
N/A
"12,726"
0
0

General Motors Corp
COM
370442105
203
"10,656"
Sole
N/A
"10,656"
0
0

Glaxo SmithKline PLC
Spnosored ADR
37733W105
1,310
"30,885"
Sole
N/A
"30,885"
0
0

Granite Construction Inc.
Com
387328107
327
"10,000"
Sole
N/A
"10,000"
0
0

Gruma Sab DE CV
Spon ADR CL B
400131306
339
"35,400"
Sole
N/A
"35,400"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
1,045
"197,600"
Sole
N/A
"197,600"
0
0

Hewlett Packard Co.
COM
428236103
894
"19,580"
Sole
N/A
"19,580"
0
0

Home Depot Inc
COM
437076102
966
"34,525"
Sole
N/A6
"34,525"
0
0

Ingersoll Rand Company LTD
CL A
G4776g101
564
"12,650"
Sole
N/A
"12,650"
0
0

Intel Corp
COM
458140100
350
"16,548"
Sole
N/A
"16,548"
0
0

Interpublic Group Cos Inc.
COM
460690100
741
"88,079"
Sole
N/A
"88,079"
0
0

Johnson & Johnson
Com
478160104
1,035
"15,955"
Sole
N/A
"15,955"
0
0

Kraft Foods Inc
Cl A
50075N104
1,964
"63,335"
Sole
N/A
"63,335"
0
0

Kroger Co
Com
501044101
353
"13,883"
Sole
N/A
"13,883"
0
0

Lifepoint Hospitals Inc
COM
53219L109
210
"7,650"
Sole
N/A
"7,650"
0
0

Lincoln EDL SVCS Corp
COM
533535100
691
"57,620"
Sole
N/A
"57,620"
0
0

Lowes Cos Inc
COM
548661107
518
"22,570"
Sole
N/A
"22,570"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
2,780
"114,156"
Sole
N/A
"114,156"
0
0

Maximus, Inc.
COM
577933104
351
"9,575"
Sole
N/A
"9,575"
0
0

Merck & Co. Inc
COM
589331107
1,206
"31,778"
Sole
N/A
"31,778"
0
0

Microsoft Corp
COM
594918104
2,202
"77,573"
Sole
N/A
"77,573"
0
0

MoneyGram Intl, Inc.
Com
60935y109
118
"63,200"
Sole
N/A
"63,200"
0
0

Motorola Inc.
COM
620076109
585
"62,932"
Sole
N/A
"62,932"
0
0

Nike Inc
Cl B
654106103
824
"12,116"
Sole
N/A
"12,116"
0
0

Nokia Corp
Sponsored ADR
654902204
567
"17,825"
Sole
N/A
"17,825"
0
0

Oracle Corp
COM
68389X105
267
"13,632"
Sole
N/A
"13,632"
0
0

Petroleo Brasileiro SA Petro
Sponsored ADR
71654v408
281
"2,750"
Sole
N/A
"2,750"
0
0

Pfizer Inc.
COM
717081103
1,702
"81,305"
Sole
N/A
"81,305"
0
0

Plum Creek Timber Co
COM
729251108
973
"23,897"
Sole
N/A
"23,897"
0
0

Quest Diagnostics Inc
COM
74834L100
2,502
"55,275"
Sole
N/A
"55,275"
0
0


SK Telecom Company
Sponsored ADR
78440P108
1,057
"48,900"
Sole
N/A
"48,900"
0
0

Stancorp Financial Group
COM
852891100
395
"8,278"
Sole
N/A
"8,278"
0
0

Tele Norte Leste Part S A
Spon ADR PFD
879246106
1,627
"61,314"
Sole
N/A
"61,314"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
1,873
"49,810"
Sole
N/A
"49,810"
0
0

TEXTAINER GROUP HOLDINGS LTD
SHS
G8766E109
303
"20,100"
Sole
N/A
"20,100"
0
0

Time Warner Inc.
COM
887317105
256
"18,244"
Sole
N/A
"18,244"
0
0

Transocean Inc
SHS
G90073100
222
"1,645"
Sole
N/A
"1,645"
0
0

Travelers Companies Inc.
COM
89417E109
4,198
"87,736"
Sole
N/A
"87,736"
0
0

United Parcel Service Inc
CL B
911312106
428
"5,858"
Sole
N/A
"5,858"
0
0

Unitedhealth Group Inc
Com
91324P102
2,197
"63,950"
Sole
N/A
"63,950"
0
0

Universal Tech Inst Inc
COM
913915104
608
"51,875"
Sole
N/A
"51,875"
0
0

UNUM Group
COM
91529y106
2,937
"133,457"
SOLE
N/A
"133,457"
0
0

Value Line Inc
COM
920437100
367
"7,994"
Sole
N/A
"7,994"
0
0

Waddell and Reed Finl Inc
CL A
930059100
737
"22,933"
Sole
N/A
"22,933"
0
0

Wal-Mart Stores Inc
COM
931142103
3,228
"61,275"
Sole
N/A
"61,275"
0
0

Washington Federal Inc.
COM
938824109
666
"29,145"
Sole
N/A
"29,145"
0
0

Washington Mutual Inc.
COM
939322103
191
"18,506"
Sole
N/A
"18,506"
0
0

WellPoint Inc.
COM
94973V107
2,012
"45,600"
Sole
N/A
"45,600"
0
0

Western Union CO
COM
959802109
2,792
"131,272"
Sole
N/A
"131,272"
0
0

Willbros Group Inc
COM
969199108
689
"22,525"
Sole
N/A
"22,525"
0
0

Wyeth
Com
983024100
319
"7,636"
Sole
N/A
"7,636"
0
0

Yum! Brands, Inc
COM
988498101
327
"8,800"
Sole
N/A
"8,800"
0
0

Zimmer Hldgs Inc
COM
98956P102
1,939
"24,900"
Sole
N/A
"24,900"
0
0